BUSINESS OVERVIEW AND BASIS OF PRESENTATION (Tables)	6 Months Ended
Jun. 30, 2025
Accounting Policies [Abstract]
SCHEDULE OF SUBSIDIARIES INCORPORATED

Description of subsidiaries incorporated and controlled by the Company

Name	Background	Effective ownership

INEO Group Limited (“INNEOVA Group”)	● British Virgin Islands company ● Incorporated on November 17, 2021 ● Issued and outstanding 1,000 ordinary shares for US$1,000 ● Investment holding ● Provision of investment holding	100% owned by INEO

INNEOVA Industrial Pte Ltd (“INNEOVA Industrial”)

● Singaporean company

● Incorporated on September 1, 1999

● Issued and outstanding 650,000 ordinary shares for SGD650,000

● Manufacturing and repair of separation or mixing equipment and general wholesale trade

100% owned by INNEOVA Group

INNEOVA Automotive Pte Ltd (“INNEOVA Automotive”)

● Singaporean company

● Incorporated on January 3, 1995

● Issued and outstanding 1,000,00 ordinary shares for SGD1,000,000

● Supply a wide range of automotive spare parts and lubricants genuine and aftermarket spare parts for use in passenger and commercial on-highway vehicles

100% owned by INNEOVA Group

Autozone Automotive Pte. Ltd. (“Autozone (S)”)

● Singaporean company

● Incorporated on December 7, 2009

● Issued and outstanding 1,000,000 ordinary shares for SGD1,000,000

● Manufacturing and processing of automotive components or parts assembling re-engineering

100% owned by INNEOVA Automotive

INNEOVA Malaysia (“INNEOVA Malaysia”)	● Malaysian company ● Incorporated on December 17, 2009 ● Issued and outstanding 650,000 ordinary share for MYR650,000 ● Franchising of automotive parts retail	100% owned by INNEOVA Group

INNEOVA Engineering (“INNEOVA Engineering”)

● Singapore company

● Incorporated on April 13, 1996

● Issued and outstanding 400,000 ordinary share for SGD400,000

● Repair of machinery and equipment including gear box for use of motor vehicles, cranes and other heavy industrial equipment

100% owned by INNEOVA Group